Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of composition of income tax (benefits)/expenses

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	16,580	19,579	3,838
Deferred tax (benefits)/expenses	(21,364)	1,652	(24,803)
Income tax (benefits)/expenses	(4,784)	21,231	(20,965)

Schedule of reconciliation of differences between statutory income tax rate and income tax expenses (benefits)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate-25%	34	(4,101)	(21,767)
Permanent differences (1)	(8,629)	5,412	(3,899)
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	(377)	5,701	3,413
Change in valuation allowance	4,188	14,219	1,288
Income tax (benefits)/expenses	(4,784)	21,231	(20,965)
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net gain/(loss) per ordinary share effect-basic	0.11	(0.07)	(0.21)
Net gain/(loss) per ordinary share effect-diluted	0.10	(0.07)	(0.21)

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	53,670	39,287
Payroll and expense accrued	4,909	3,551
Net operating tax loss carry forwards	25,200	47,288
Loss on equity investment	1,450	5,756
Impairment of long-term investments	5,463	5,493
Allowance for doubtful accounts, property and equipment and inventory	5,740	12,753
Others	1,015	1,826
Valuation allowance	(49,927)	(51,215)
Total deferred tax assets, net	47,520	64,739

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	38,577	30,993
Total deferred tax liabilities	38,577	30,993

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance as of January 1,	(28,043)	(35,708)	(49,927)
Change of valuation allowance	(7,665)	(14,219)	(1,288)
Balance as of December 31,	(35,708)	(49,927)	(51,215)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2023	10,863
Loss expiring in 2024	12,067
Loss expiring in 2025	45,276
Loss expiring in 2026	30,096
Loss expiring in 2027 and thereafter	179,210
Total	277,512